Fair Value Measurements of Financial Instruments - Summary of Financial Assets and Financial Liabilities are Measured at Fair Value (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets	$ 34,573	$ 55,387
Warrant liabilities	$ 166	330
Market fund [Member] | Level 1 of Fair Value Hierarchy [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets		5,761
Description of valuation techniques used in fair value measurement, assets	Redemption value quoted by banks with reference to the expected return of the underlying assets
Pipe Subscription Agreement [Member] | Penny Warrants [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 12	56
Description of valuation techniques used in fair value measurement, liabilities	Black-Scholes model - the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price
Maxpro Capital Acquisition Corp [Member] | Public Warrants [Member] | Level 1 of Fair Value Hierarchy [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Liabilities	$ 145	259
Description of valuation techniques used in fair value measurement, liabilities	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities
Maxpro Capital Acquisition Corp [Member] | Private Warrants [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 9	$ 15
Description of valuation techniques used in fair value measurement, liabilities	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants